SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT REPORTING

NOTE 14. SEGMENT REPORTING

The Company is managed as one reportable operating segment, which includes all of our operations primarily designed to enable customers to purchase products and services through channel partners, sales agents or enterprise and consumer digital channels. Substantially all of our consolidated revenues and cash flows are generated in the United States. The segment information aligns with how the Company’s Chief Operating Decision Maker (“CODM”), designated as the Company’s Chief Financial Officer, reviews and manages the Company’s business. The Company’s CODM monitors our consolidated operating income and net earnings/(loss) to evaluate performance and make operating decisions.

Financial information and annual operating plans and forecasts are prepared and reviewed by the CODM at a consolidated level. The CODM assesses performance for the single operating segment and decides how to better allocate resources based on revenues, gross profit/(loss), net income/(loss) and other applicable benchmarks that are reported on the Consolidated Statement of Operations and Consolidated Statement of Cash Flows. The Company’s objective in making resource allocation decisions is to optimize the Company’s operating financial results and financial position. The accounting policies of our single operating segment are the same as those described in the Summary of Significant Accounting Policies herein. For additional reportable single operating segment level financial information, see the Consolidated Financial Statements.

NOTE 15. SEGMENT REPORTING

The Company is managed as one reportable operating segment, which includes all of our operations primarily designed to enable customers to purchase products and services through channel partners, sales agents or enterprise and consumer digital channels. Substantially all of our consolidated revenues and cash flows are generated in the United States. The segment information aligns with how the Company’s Chief Operating Decision Maker (“CODM”), designated as the Company’s Chief Financial Officer, reviews and manages the Company’s business. The Company’s CODM monitors our consolidated operating income and net earnings/(loss) to evaluate performance and make operating decisions.

Financial information and annual operating plans and forecasts are prepared and reviewed by the CODM at a consolidated level. The CODM assesses performance for the single operating segment and decides how to better allocate resources based on revenues, gross profit/(loss), net income/(loss) and other applicable benchmarks that are reported on the Consolidated Statement of Operations and Consolidated Statement of Cash Flows. The Company's objective in making resource allocation decisions is to optimize the Company’s operating financial results and financial position. The accounting policies of our single operating segment are the same as those described in the Summary of Significant Accounting Policies herein. For additional reportable single operating segment level financial information, see the Consolidated Financial Statements.